Stockholders' equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' equity

Note 8: Common stock

The following is a summary of the changes in our common shares outstanding during the six months ended June 30, 2012:

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Total
Shares outstanding at January 1, 2012	66,165	357,882	209,882	279,999	504,276	1	3	1,418,208
Restricted stock issuances	403	—	—	—	—	—	—	403
Restricted stock used for tax withholding	(643)	—	—	—	—	—	—	(643)
Restricted stock forfeitures	(1,895)	—	—	—	—	—	—	(1,895)

Shares outstanding at June 30, 2012	64,030	357,882	209,882	279,999	504,276	1	3	1,416,073

Note 9: Stockholders’ equity

On March 23, 2010, we entered into a Stock Purchase Agreement with CCMP, pursuant to which CCMP would purchase and we would sell 475,042 shares of our class E common stock, par value $0.01 per share, and one share of class F common stock, par value $0.01 per share, for a purchase price of $325,000. Fees and other expenses of the transaction were $11,769. The closing date of the Stock Purchase Agreement (the “Closing Date”) was April 12, 2010.

In connection with the execution of the Stock Purchase Agreement, on April 12, 2010, two of the three principal stockholders of the Company, Fischer Investments, L.L.C. (“Fischer”) and Altoma Energy GP (“Altoma”), each executed a stock purchase agreement with CCMP pursuant to which CCMP purchased from such stockholder 14,617 shares of Company common stock for a purchase price of $10,000.

Amended and Restated Certificate of Incorporation and Amended Bylaws

In connection with the execution of the Stock Purchase Agreement, we filed the Amended and Restated Certificate of Incorporation with the Delaware Secretary of State on April 12, 2010. The Amended and Restated Certificate of Incorporation creates seven classes of $0.01 par value per share common stock, classes A through G, with the rights and preferences summarized below. The class A common stock carries standard voting, dividend and liquidation rights. The class B, C and D common stock was issued to our existing stockholders, with a separate class issued to each stockholder. The class E and class F common stock was issued to CCMP. One share of class G common stock was issued to each of our existing stockholders. All shares of class B through G common stock will automatically convert to class A common stock upon consummation of an initial public offering of shares of class A common stock resulting in proceeds to us of at least $250,000, which is underwritten on a firm commitment basis by a nationally recognized investment banking firm, and which results in the initial listing or quotation of the class A common stock on any national securities exchange (a “Qualified IPO”).

Holders of class B, C and D common stock have the right, in aggregate, to designate three of our five directors. Holders of class E common stock have the right to designate the remaining two directors. Holders of each of the class B, C, D, and E common stock have designated their respective directors. All of the initial designees of the class B, C, D and E common stock were approved by the existing board of directors prior to being empanelled.

The class B, E, F and G common stock carry the following additional voting and consent rights:

•

So long as the class B holders own 80% or more of the common stock they owned as of the Closing Date, and without such holder’s prior consent, we may neither initiate nor consummate a sale of the Company, whether in the form of a stock sale, asset sale, merger or any other form whatsoever (a “Company Sale”), or a liquidation or dissolution of the Company, on or prior to the sixth anniversary of the Closing Date.

•

In certain circumstances, we are prohibited from incurring debt, consummating sales or acquisitions of assets, taking certain operational actions or engaging in other specified transactions without the prior consent of the holders of the class E common stock.

•

Upon the triggering of a Company Sale or a Demand IPO (each as summarized below) by holders of class E common stock, the voting and other rights related to the class F common stock will permit holders of class E common stock to cause any actions necessary to be taken by our board of directors or stockholders to consummate such Company Sale or Demand IPO.

•

Upon the triggering of a Demand IPO by a majority in interest of our existing stockholders, the voting and other rights related to the class G common stock will permit the majority of the holders of class G common stock to cause any actions necessary to be taken by the Company’s board of directors or stockholders to consummate such Demand IPO.

The rights and preferences of a holder of class B, C, D, E, F and G common stock terminate on the earlier of (x) the closing date of a Qualified IPO or (y) the date that such holder and its permitted transferees cease to beneficially own 5% or more of our fully-diluted common stock.

Our bylaws have been amended to conform to the provisions of the Amended and Restated Certificate of Incorporation.

Stockholders Agreement

In connection with the closing of the Stock Purchase Agreement, the Company, CCMP and our existing stockholders executed the Stockholders Agreement on April 12, 2010. The Stockholders Agreement provides for certain general rights and restrictions, including board observer rights, informational rights, general restrictions on transfer of common stock, tag-along rights, preemptive rights, registration rights following a Qualified IPO and, subject to certain limited exceptions, prohibitions on the sale or acquisition of our common stock that would result in a change of control, as such term is defined under the indentures for our Senior Notes.

The Stockholders Agreement also provides for the following stockholder-specific rights or restrictions:

•

Prior to a Qualified IPO, Altoma will not vote for the approval of (i) any merger, consolidation, conversion or a Demand IPO, (ii) certain amendments to our organizational documents, (iii) the sale of all or substantially all of our assets, or (iv) a termination of the business of or liquidation or dissolution of the Company, unless Fischer votes for such approval.

•	Other than pursuant to the exercise of preemptive rights, CHK may not acquire more than 25% of our outstanding common stock.

•

CCMP may sell up to 20% of its common stock owned on the Closing Date without restriction. Prior to a Qualified IPO and except in limited circumstances, CCMP is restricted from making further sales before the fourth anniversary of the Closing Date, and any sales thereafter (but before a Qualified IPO) will be subject to certain rights of first offer provisions set forth in the Stockholders Agreement (the “ROFO provisions”).

•

Fischer may sell up to 20% of its common stock owned immediately prior to the Closing Date subject to certain restrictions. Prior to a Qualified IPO and except in limited circumstances, Fischer is restricted from making further sales before the fourth anniversary of the Closing Date, and any sales thereafter (but before a Qualified IPO) will be subject to the ROFO provisions.

•

Prior to a Qualified IPO and except in limited circumstances, CHK is restricted from selling its common stock before the 30 month anniversary of the Closing Date, and any sales thereafter (but before a Qualified IPO) will be subject to the ROFO provisions.

•

If our common stock is not listed on a national securities exchange after August 15, 2011, Altoma may request to transfer its shares pursuant to a demand registration, but only after Altoma first offers such shares to the Company, and then to CHK, Fischer and CCMP in accordance with the procedures set forth in the Stockholders Agreement.

•

At any time after the 18 month anniversary of the Closing Date, either (i) CCMP or (ii ) a majority in interest of our existing stockholders may demand that we engage in a Qualified IPO (a “Demand IPO”), if (a) the price per share to be received by the Company or such party or parties, as the case may be, in such Demand IPO is at least 1.75 times the price per share paid by CCMP for our common stock pursuant to the Stock Purchase Agreement and (b) certain other conditions are met.

•	At any time after the four year anniversary of the Closing Date, CCMP may demand a Demand IPO.

•

At any time after the sixth anniversary of the Closing Date, and so long as a Qualified IPO has not yet occurred, CCMP may demand a Company Sale, subject to a right of first offer to purchase the Company provided to Fischer.

With the exception of registration rights, the rights and preferences of a stockholder under the Stockholders Agreement will generally terminate on the earlier of (x) the closing date of a Qualified IPO or (y) the date that such holder and its permitted transferees cease to beneficially own 5% or more of our fully-diluted common stock.

Summary of changes in common stock

The following is a summary of the changes in our common shares outstanding during the years ended December 31, 2011 and 2010:

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Shares outstanding on April 11, 2010	Total
Shares issued at January 1, 2010	—	—	—	—	—	—	—	877,000	877,000
Change in classification	—	357,882	209,882	279,999	29,234	—	3	(877,000)	—
Common stock issuance for cash	—	—	—	—	475,042	1	—	—	475,043
Restricted stock issuances	51,346	—	—	—	—	—	—	—	51,346

Shares issued at December 31, 2010	51,346	357,882	209,882	279,999	504,276	1	3	—	1,403,389
Restricted stock issuances	17,642	—	—	—	—	—	—	—	17,642
Restricted stock forfeitures	(2,295)	—	—	—	—	—	—	—	(2,295)
Restricted stock repurchased	(528)	—	—	—	—	—	—	—	(528)

Shares issued at December 31, 2011	66,165	357,882	209,882	279,999	504,276	1	3	—	1,418,208

There were no changes in our common shares outstanding during the year ended December 31, 2009.